Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Value-Added Tax payable	137	312
Other tax payable	88	137
Customer contract liability, current	128	367
Other current liabilities	199	289
Total other current liabilities	552	1,105